Other disclosures - Related party transactions - Material Transactions with Related Parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parent | Novo Nordisk Foundation
Disclosure of transactions between related parties [line items]
Donations to Steno Diabetes Center A/S via Novo Nordisk	kr 0	kr 0	kr (69)
Services provided by Novo Nordisk	(6)	(4)	(3)
Services provided by related party	0	0	31
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(6)	(3)	(2)
Purchase of Novo Nordisk B shares	4,207	0	0
Sale of NNIT B shares	(368)	0	0
Dividend payment to Novo Holdings A/S	5,496	5,330	6,592
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(5)	(25)	(30)
Services provided by related party	1,052	1,231	1,239
Dividend payment from NNIT	(19)	(26)	(26)
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(115)	(145)	(163)
Services provided by related party	121	163	150
Related parties | Xellia Pharmaceuticals
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	kr (1)	kr (13)	kr (108)